Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories
	December 31
	2025	2024
Raw materials	183,618	343,240
Finished goods	20,862	50,953
Total	204,480	394,193